Financial Instruments - Summary of Exposure to Credit Risk (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	$ 98,346	$ 90,007
Current1 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	65,907	65,682
Zero to Thirty Days [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	26,726	19,544
31 to 60 Days [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	979	1,690
61 to 90 Days [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	2,191	852
Over 90 Days [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	$ 2,543	$ 2,239